1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies Tables
Schedule of basic and diluted earnings per share

	2015	2014
Basic earnings (loss) per share calculation:
Net (loss) to common shareholders	$(89,459)	$(140,686)

Weighted average common shares outstanding	1,611,653	717,132

Basic net (loss) per share	$(0.06)	(0.20)

Diluted (loss) per share calculation:
Net (loss) per common shareholders	$(89,459)	$(140,686)
Basic weighted average common shares outstanding	1,611,653	717,132
Diluted weighted average common shares outstanding	1,611,653	717,132
Diluted net (loss) per share	$(0.06)	$(0.20)

Schedule of fixed assets
Equipment	10 years
Office Computers & Equipment	6 years
Office Software	3 years

Equipment	10 years
Office Computers & Equipment	6 years
Office Software	3 years